10-Q Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities:
Net income (loss)	$ 15,516	$ (1,448)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation, depletion and amortization	60,760	58,101
Deferred income taxes	(5,355)	(975)
Provision for credit losses	1,015	(241)
Amortization of debt issuance costs	2,059	228
Employee stock-based compensation costs	665	666
Pension and postretirement benefit plan net periodic benefit cost	595	654
Unrealized (gains) losses on investments	(1,282)	2,631
Gains on sales of assets	(3,356)	(2,498)
Changes in current assets and liabilities, net of acquisitions:
Receivables	(236,395)	(215,158)
Due from related-party	16,050	1,013
Inventories	(51,100)	(66,253)
Other current assets	(20,853)	(16,782)
Accounts payable	102,566	73,082
Due to related-party	(7,310)	9,836
Other current liabilities	25,598	8,749
Pension and postretirement benefit plan contributions	(292)	(208)
Other noncurrent changes	30,741	794
Net cash used in operating activities	(70,378)	(147,809)
Investing activities:
Capital expenditures	(66,578)	(80,254)
Acquisitions, net of cash acquired	0	(524)
Net proceeds from sale or disposition of property and other	4,117	4,294
Investments	(1,655)	(1,608)
Net cash used in investing activities	(64,116)	(78,092)
Financing activities:
Issuance of current related-party notes, net	0	100,000
Issuance of long-term related-party notes, net	205,275	154,923
Issuance of long-term debt	855,000	0
Repayment of long-term debt	(127)	(147)
Debt issuance costs	(16,640)	(749)
Proceeds from issuance of common stock	(26)	0
Net transfers to Centennial	(850,589)	(29,261)
Net cash provided by financing activities	192,893	224,766
Increase (decrease) in cash, cash equivalents and restricted cash	58,399	(1,135)
Cash, cash equivalents and restricted cash -- beginning of year	10,090	13,848
Cash, cash equivalents and restricted cash -- end of period	$ 68,489	$ 12,713